United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/10

Date of Reporting Period:  Six months ended 4/30/10

Item 1.                      Reports to Stockholders

Federated Institutional High Yield Bond Fund

A Portfolio of Federated Institutional Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2010	Year Ended October 31,
		2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.32	$7.29	$10.44	$10.48	$10.70	$12.00
Income From Investment Operations:
Net investment income	0.42	0.84[1]	0.82	0.83	0.81	0.81
Net realized and unrealized gain (loss) on investments	0.49	1.97	(3.05)	(0.00)[2]	0.22	(0.40)
TOTAL FROM INVESTMENT OPERATIONS	0.91	2.81	(2.23)	0.83	1.03	0.41
Less Distributions:
Distributions from net investment income	(0.40)	(0.79)	(0.82)	(0.84)	(0.82)	(0.89)
Distributions from net realized gain on investments	(0.02)	—	(0.10)	(0.03)	(0.43)	(0.82)
TOTAL DISTRIBUTIONS	(0.42)	(0.79)	(0.92)	(0.87)	(1.25)	(1.71)
Redemption Fees	0.00[2]	0.01	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$9.81	$9.32	$7.29	$10.44	$10.48	$10.70
Total Return[3]	10.06%	41.20%	(23.07)%	8.12%	10.45%	3.69%
Ratios to Average Net Assets:
Net expenses	0.49%[4]	0.49%	0.50%	0.50%	0.50%	0.51%
Net investment income	9.14%[4]	10.31%	8.69%	7.80%	7.72%	7.50%
Expense waiver/reimbursement[5]	0.08%[4]	0.14%	0.45%	0.69%	1.21%	1.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$425,164	$296,085	$60,125	$49,034	$39,358	$19,547
Portfolio turnover	18%	14%	29%	44%	54%	35%
1	Per share number has been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2009	Ending Account Value 4/30/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,100.60	$2.55
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.36	$2.46
1	Expenses are equal to the Fund's annualized net expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At April 30, 2010, the Fund's index classification1 was as follows:

Index Classification	Percentage of Total Net Assets[2]
Health Care	9.7%
Media — Non-cable	9.4%
Gaming	6.5%
Financial Institutions	6.2%
Technology	6.2%
Industrial — Other	5.7%
Consumer Products	5.4%
Retailers	5.1%
Automotive	4.7%
Energy	4.5%
Wireless Communications	4.4%
Food & Beverage	4.3%
Other[3]	26.7%
Cash Equivalents[4]	0.6%
Other Assets and Liabilities — Net[5]	0.6%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI). Individual portfolio securities that are not included in the BCHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

April 30, 2010 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 68.7%
		Aerospace/Defense – 1.1%
$650,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	667,875
850,000	[1,2]	Altegrity, Inc., Company Guarantee, 10.50%, 11/1/2015	845,750
275,000	[1,2]	Altegrity, Inc., Company Guarantee, 11.75%, 5/1/2016	262,969
100,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, 9.75%, 4/1/2017	78,500
625,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	639,062
75,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, (Series B), 6.375%, 10/15/2015	77,156
175,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	178,500
475,000	[1,2]	ManTech International Corp., Sr. Note, 7.25%, 4/15/2018	487,469
250,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	254,063
122,035	[1,2]	Sequa Corp., Sr. Deb., 13.50%, 12/1/2015	127,069
600,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, (Series 144A), 7.75%, 7/15/2014	617,250
300,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	307,875
		TOTAL	4,543,538
		Automotive – 3.2%
1,025,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, 10.75%, 8/15/2016	1,131,344
150,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, 9.25%, 1/15/2017	160,125
825,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	891,000
425,000	[1,2]	Cooper-Standard Automotive, Inc., Sr. Note, (Series 144A), 8.50%, 5/1/2018	436,688
1,125,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	1,145,242
700,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	736,362
1,275,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	1,349,656
900,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	960,538
1,775,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	1,883,752
525,000	[3,4]	General Motors Corp., Deb., 7.40%, 9/1/2025	190,313
175,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	179,156
175,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	179,375
600,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	636,000
100,000	[1,2]	OshKosh Truck Corp., Company Guarantee, (Series 144A), 8.25%, 3/1/2017	105,750
175,000	[1,2]	OshKosh Truck Corp., Company Guarantee, (Series 144A), 8.50%, 3/1/2020	185,063
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$625,000	[1,2]	TRW Automotive, Inc., Sr. Note, (Series 144A), 8.875%, 12/1/2017	666,406
1,550,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	1,604,250
1,350,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	1,363,500
		TOTAL	13,804,520
		Building Materials – 1.4%
475,000	[1,2]	Building Materials Corp. of America, Sr. Note, 7.50%, 3/15/2020	476,188
725,000		Goodman Global Holdings, Inc., Company Guarantee, 13.50%, 2/15/2016	816,531
1,500,000	[1,2]	Goodman Global Holdings, Inc., Sr. Disc. Note, 0/12.481%, 12/15/2014	922,500
284,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	270,155
1,500,000	[1,2]	Norcraft Holdings LP, Sr. Secd. Note, (Series 144A), 10.50%, 12/15/2015	1,601,250
825,000		Nortek Holdings, Inc., Sr. Secd. Note, 11.00%, 12/1/2013	895,125
900,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	961,875
		TOTAL	5,943,624
		Chemicals – 2.3%
200,000	[1,2]	Ashland, Inc., Sr. Unsecd. Note, 9.125%, 6/1/2017	228,500
175,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 6.875%, 5/1/2018	182,875
175,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 7.125%, 5/1/2020	184,625
250,000	[1,3,4]	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	285,000
775,000	[1,2]	Compass Minerals International, Inc., Sr. Note, (Series 144A), 8.00%, 6/1/2019	810,844
1,475,000	[1,2]	Hexion U.S. Finance Corp., Sr. Secd. Note, (Series 144A), 8.875%, 2/1/2018	1,458,406
500,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	518,750
1,225,000	[1,2]	Huntsman International LLC, Company Guarantee, (Series 144A), 5.50%, 6/30/2016	1,120,875
850,000	[1,2]	Huntsman International LLC, Sr. Sub., (Series 144A), 8.625%, 3/15/2020	860,625
500,000	[1,2]	Koppers Holdings, Inc., Company Guarantee, (Series 144A), 7.875%, 12/1/2019	517,500
375,000	[1,2]	Nalco Co., Sr. Note, 8.25%, 5/15/2017	404,063
1,350,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	1,397,250
1,275,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	1,367,437
500,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	518,750
75,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	73,330
		TOTAL	9,928,830
		Construction Machinery – 0.2%
525,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	542,063
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$350,000	[1,2]	Rental Service Corp., Sr. Secd. Note, 10.00%, 7/15/2017	384,125
		TOTAL	926,188
		Consumer Products – 3.7%
675,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	678,375
87,350		AAC Group Holding Corp., Sr. PIK Deb., 16.75%, 10/1/2012	84,730
725,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	726,813
1,750,000		Central Garden & Pet Co., Sr. Sub., 8.25%, 3/1/2018	1,798,125
1,100,000	[1,2]	Easton Bell Sports Inc., Sr. Secd. Note, (Series 144A), 9.75%, 12/1/2016	1,177,000
725,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	744,937
400,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	423,500
1,025,000		Jostens Holding Corp., Discount Bond, 10.25%, 12/1/2013	1,063,437
1,700,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	1,714,875
400,000	[1,2]	Libbey, Inc., Sr. Secd. Note, (Series 144A), 10.00%, 2/15/2015	424,500
472,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, (Series 144A), 10.875%, 4/15/2016	540,440
1,775,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	1,801,625
1,625,000	[1,2]	Simmons Co., Company Guarantee, (Series 144A), 11.25%, 7/15/2015	1,787,500
1,431,000		Spectrum Brands, Inc., Bond, PIK, 12.00%, 8/28/2019	1,532,959
1,125,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	1,153,125
		TOTAL	15,651,941
		Energy – 3.0%
1,250,000	[1,2]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, 11.875%, 5/1/2015	1,253,125
175,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	156,188
1,150,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, (Series 144A), 10.875%, 4/1/2017	1,178,750
1,500,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	1,503,750
250,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	253,750
325,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	357,906
275,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	279,812
525,000		Cie Generale de Geophysique, Company Guarantee, 9.50%, 5/15/2016	564,375
400,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	406,000
175,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	179,812
275,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	305,250
374,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	402,985
125,000		Forest Oil Corp., Company Guarantee, 8.50%, 2/15/2014	133,438
300,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	306,000
275,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	276,375
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$425,000	[1,2]	Linne Energy LLC, Note, (Series 144A), 11.75%, 5/15/2017	486,625
1,075,000	[1,2]	Linne Energy LLC, Sr. Note, (Series 144A), 8.625%, 4/15/2020	1,120,687
1,500,000	[1,2]	McJunkin Red Man Corp., Sr. Secd. Note, (Series 144A), 9.50%, 12/15/2016	1,569,375
200,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	191,000
50,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	45,750
75,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	77,760
50,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	49,750
150,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	153,563
250,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	256,875
50,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	50,750
50,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	52,250
100,000	[1,2]	Sandridge Energy, Inc., Company Guarantee, 8.00%, 6/1/2018	98,750
750,000	[1,2]	Sandridge Energy, Inc., Sr. Unsecd. Note, 9.875%, 5/15/2016	791,250
150,000		Southwestern Energy Co., Sr. Note, 7.50%, 2/1/2018	164,625
		TOTAL	12,666,526
		Entertainment – 0.8%
825,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	878,625
150,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	0
225,000	[1,2]	Live Nation, Inc., Sr. Note, (Series 144A), 8.125%, 5/15/2018	232,313
200,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	213,000
975,000	[1,2]	Universal City Development Partners Ltd., Sr. Note, (Series 144A), 8.875%, 11/15/2015	1,004,250
975,000	[1,2]	Universal City Development Partners Ltd., Sr. Sub. Note, (Series 144A), 10.875%, 11/15/2016	1,040,812
		TOTAL	3,369,000
		Environmental – 0.0%
100,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	123,313
		Financial Institutions – 4.3%
1,825,000		CIT Group, Inc., Sr. Secd. Note, 10.25%, 5/1/2017	1,898,000
2,825,000		CIT Group, Inc., Sr. Secd. Note, 7.00%, 5/1/2017	2,694,344
3,250,000		General Motors Acceptance Corp, Inc., LLC Note, (Series 144A), 6.875%, 9/15/2011	3,323,125
400,000	[1,2]	General Motors Acceptance Corp, Inc., Sr. Unsecd. Note, (Series 144A), 8.00%, 3/15/2020	414,000
950,000	[1,2]	General Motors Acceptance Corp., Inc., Company Guarantee, 8.30%, 2/12/2015	993,937
746,000		General Motors Acceptance Corp., Inc., LLC Note, 7.00%, 2/1/2012	765,583
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$432,000		General Motors Acceptance Corp., LLC, Note, (Series 144A), 8.00%, 11/1/2031	423,360
1,325,000	[1,2]	Icahn Enterprises LP, Sr. Note, 8.00%, 1/15/2018	1,295,187
1,050,000	[1,2]	International Lease Finance Corp., Sr. Note, (Series 144A), 8.625%, 9/15/2015	1,039,500
2,175,000	[1,2]	International Lease Finance Corp., Sr. Note, (Series 144A), 8.75%, 3/15/2017	2,164,125
225,000		iPayment Holdings, Inc., Sr. Sub. Note, (Series WI), 9.75%, 5/15/2014	208,688
750,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	803,437
2,200,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	2,211,000
		TOTAL	18,234,286
		Food & Beverage – 2.9%
1,175,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	1,211,719
100,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.749%, 2/1/2015	95,500
950,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	978,500
1,750,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	1,723,750
625,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	641,406
925,000	[1,2]	Michael Foods, Inc., Sr. Unsecd. Note, (Series 144A), 9.75%, 10/1/2013	960,844
600,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, (Series WI), 9.25%, 4/1/2015	627,000
550,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, (Series WI), 10.625%, 4/1/2017	594,000
775,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, 9.25%, 4/1/2015	809,875
1,030,000	[1,2]	Reddy Ice Corp., Sr. Secd. Note, (Series 144A), 13.25%, 11/1/2015	1,055,750
875,000	[1,2]	Reddy Ice Group, Inc., Sr. Secd. Note, (Series 144A), 11.25%, 3/15/2015	936,250
525,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	535,500
250,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	248,437
1,000,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2014	1,127,500
950,000		TreeHouse Foods, Inc., Sr. Unsecd. Note, 7.75%, 3/1/2018	992,750
		TOTAL	12,538,781
		Gaming – 4.6%
825,000		American Casino & Entertainment, Sr. Secd. Note, (Series 144A), 11.00%, 6/15/2014	814,687
1,100,000		Ameristar Casinos, Inc., Company Guarantee, 9.25%, 6/1/2014	1,160,500
950,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	957,125
975,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, 7.25%, 2/15/2015	971,344
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,500,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	1,642,500
175,000	[3,4,5]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	0
1,050,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	792,750
67,421	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	19,215
950,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	913,187
100,000	[1,2]	MGM Mirage, Inc., Sr. Secd. Note, 10.375%, 5/15/2014	110,000
300,000		MGM Mirage, Inc., Sr. Note, 5.875%, 2/27/2014	266,250
1,975,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	1,752,812
400,000	[1,2]	MGM Mirage, Inc., Sr. Secd. Note, (Series 144A), 9.00%, 3/15/2020	422,000
300,000	[1,2]	MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	342,375
225,000		MGM Mirage, Inc., Sr. Secd. Note, 13.00%, 11/15/2013	265,500
675,000	[1,2]	MGM Mirage, Inc., Sr. Unsecd. Note, (Series 144A), 11.375%, 3/1/2018	696,938
650,000	[1,2]	Midwest Gaming Finance Corp., Sr. Secd. Note, (Series 144A), 11.625%, 4/15/2016	671,125
475,000	[1,2]	Peninsula Gaming, LLC, Sr. Secd. Note, (Series 144A), 8.375%, 8/15/2015	488,063
975,000	[1,2]	Peninsula Gaming, LLC, Sr. Unsecd. Note, (Series 144A), 10.75%, 8/15/2017	1,001,812
250,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	250,000
1,000,000	[1,2]	Penn National Gaming, Inc., Sr. Unsecd. Note, (Series 144A), 8.75%, 8/15/2019	1,047,500
250,000	[1,2]	Pinnacle Entertainment, Inc., Sr. Sub. Note, (Series 144A), 8.75%, 5/15/2020	250,313
525,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	512,531
1,125,000	[1,2]	Seminole Tribe of Florida, Bond, (Series 144A), 7.804%, 10/1/2020	1,059,390
550,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	470,250
900,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	860,625
850,000	[1,2]	Wynn Las Vegas LLC, 1st Mtg. Bond, (Series 144A), 7.875%, 11/1/2017	871,250
400,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	407,000
625,000	[1,2]	Yonkers Racing Corp., Sr. Secd. Note, 11.375%, 7/15/2016	687,500
		TOTAL	19,704,542
		Health Care – 6.9%
800,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	810,000
1,100,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	1,167,375
75,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	76,125
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$775,000		Bio Rad Laboratories, Inc., Sr. Sub., (Series 144A), 8.00%, 9/15/2016	831,188
50,000		Biomet, Inc., Sr. Note, (Series WI), 10.375%, 10/15/2017	55,250
2,475,000		Biomet, Inc., Sr. Sub. Note, (Series WI), 11.625%, 10/15/2017	2,784,375
350,000	[1,2]	BioScrip, Inc., Sr. Note, (Series 144A), 10.25%, 10/1/2015	360,500
650,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	622,375
575,000	[1,2]	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, 9.00%, 7/15/2015	649,750
100,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	91,500
5,242,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	5,713,780
525,000	[1,2]	HCA, Inc., Sr. Secd. Note, (Series 144A), 7.875%, 2/15/2020	566,344
625,000	[1,2]	HCA, Inc., Sr. Secd. Note, 8.50%, 4/15/2019	689,844
875,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	948,281
1,075,000		Inverness Medical Innovations, Inc., Sr. Note, 7.875%, 2/1/2016	1,064,250
850,000		Inverness Medical Innovations, Inc., Sr. Sub. Note, 9.00%, 5/15/2016	869,125
1,000,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	1,005,000
250,000		Omnicare, Inc., Sr. Sub. Note, 6.125%, 6/1/2013	251,875
850,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	854,250
1,325,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	1,397,875
325,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 3.859%, 6/1/2015	279,500
1,075,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	1,072,312
2,093,906		VWR Funding, Inc., Company Guarantee, 10.25%, 7/15/2015	2,219,540
1,425,000	[1,2]	Vanguard Health Holdings II, Company Guarantee, (Series 144A), 8.00%, 2/1/2018	1,417,875
550,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	568,584
850,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	878,721
225,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	231,787
1,878,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	1,896,780
		TOTAL	29,374,161
		Industrial — Other – 4.0%
850,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	860,625
425,000	[1,2]	Amsted Industries, Inc., Sr. Note, (Series 144A), 8.125%, 3/15/2018	427,125
850,000	[1,2]	Aquilex Holdings, Sr. Note, (Series 144A), 11.125%, 12/15/2016	926,500
200,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	155,000
875,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	929,687
450,000	[1,2]	Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	486,000
225,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	222,750
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$875,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, (Series 144A), 12.25%, 5/1/2016	888,125
275,000	[1,2]	ESCO Corp., Floating Rate Note — Sr. Note, 4.132%, 12/15/2013	256,438
750,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	780,000
600,000		Education Management LLC, Company Guarantee, 8.75%, 6/1/2014	620,250
100,000		General Cable Corp., Floating Rate Note — Sr. Note, 2.666%, 4/1/2015	91,875
775,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	779,844
75,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	75,281
250,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	252,188
1,050,000	[1,2]	International Wire Group, Sr. Secd. Note, (Series 144A), 9.75%, 4/15/2015	1,050,000
375,000	[1,2]	JohnsonDiversay, Inc., Sr. Unsecd. Note, (Series 144A), 8.25%, 11/15/2019	395,625
1,150,000	[1,2]	JohnsonDiversay, Inc., Sub. PIK Deb., (Series 144A), 10.50%, 5/15/2020	1,285,125
1,725,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	1,656,000
950,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, (Series 144A), 12.25%, 4/15/2015	995,125
1,100,000		Mueller Water Products, Inc., Sr. Sub. Note, (Series WI), 7.375%, 6/1/2017	1,006,500
750,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, 9.50%, 12/15/2019	795,937
425,000	[1,2]	Rexnord, Inc., Sr. Note, (Series 144A), 8.50%, 5/1/2018	428,188
675,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	717,187
750,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	764,062
250,000	[1,2]	Thermon Industries, Inc., Sr. Secd. Note, (Series 144A), 9.50%, 5/1/2017	256,250
		TOTAL	17,101,687
		Lodging – 0.2%
625,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	638,281
150,000		Host Marriott LP, Note, (Series Q), 6.75%, 6/1/2016	153,750
250,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	255,625
		TOTAL	1,047,656
		Media — Cable – 0.9%
125,000	[1,2]	CSC Holdings, Inc., Sr. Note, 8.50%, 4/15/2014	134,688
275,000	[1,2]	Charter Communications Holdings II, Company Guarantee, (Series 144A), 7.875%, 4/30/2018	281,187
275,016		Charter Communications Holdings II, Sr. Note, 13.50%, 11/30/2016	334,145
175,000		Charter Communications Holdings II, Sr. Note, 8.125%, 4/30/2020	179,813
775,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	811,812
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$300,000		Videotron Ltee, Company Guarantee, 9.125%, 4/15/2018	334,500
1,450,000		Virgin Media, Inc., Company Guarantee, (Series 1), 9.50%, 8/15/2016	1,598,625
		TOTAL	3,674,770
		Media — Non-Cable – 6.9%
96,636		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	39,138
1,150,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	822,250
50,000		Belo (A.H.) Corp., Sr. Note, 8.00%, 11/15/2016	52,500
175,000	[1,2]	Clear Channel Outdoor Holdings, Inc., Sr. Note, (Series 144A-A), 9.25%, 12/15/2017	187,688
800,000	[1,2]	Clear Channel Outdoor Holdings, Inc., Sr. Note, (Series 144A-B), 9.25%, 12/15/2017	861,000
1,325,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	1,341,562
725,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	728,625
225,000	[3]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	3,375
325,000	[1,2]	Inmarsat Finance PLC, Company Guarantee, (Series 144A), 7.375%, 12/1/2017	340,437
2,700,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	2,936,250
3,600,000		Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	3,762,000
1,350,000		Interpublic Group Cos., Inc., Sr. Unsecd. Note, (Series 144A), 10.00%, 7/15/2017	1,550,812
375,000		Lamar Media Corp., Company Guarantee, 9.75%, 4/1/2014	419,062
875,000	[1,2]	Lamar Media Corp., Sr. Sub. Note, (Series 144A), 7.875%, 4/15/2018	899,062
425,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	414,375
175,000		Lamar Media Corp., Sr. Unsecd. Note, (Series C), 6.625%, 8/15/2015	170,625
175,000	[1,2]	Lin TV Corp., Sr. Note, 8.375%, 4/15/2018	181,563
1,325,000	[1,2]	MDC Corporation Inc., Company Guarantee, (Series 144A), 11.00%, 11/1/2016	1,457,500
1,675,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	1,587,062
614,070	[1,2]	Nexstar Broadcasting Group, Inc., Company Guarantee, 0.5/7.00%, 1/15/2014	568,015
225,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	208,125
625,000	[1,2]	Nexstar Broadcasting Group, Inc., Sr. Secd. Note, 8.875%, 4/15/2017	640,625
825,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	804,375
800,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	912,000
675,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	769,500
1,125,000	[1,2]	QVC, Inc., Sr. Secd. Note, (Series 144A), 7.125%, 4/15/2017	1,147,500
950,000	[1,2]	QVC, Inc., Sr. Secd. Note, (Series 144A), 7.50%, 10/1/2019	978,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$100,000		Quebecor Media, Inc., Sr. Unsecd. Note, (Series WI), 7.75%, 3/15/2016	100,750
225,000		Quebecor Media, Inc., Sr. Unsecd. Note, (Series WI), 7.75%, 3/15/2016	226,688
975,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	1,028,625
1,000,000	[1,2]	Sirius XM Radio Inc., Sr. Note, (Series 144A), 8.75%, 4/1/2015	1,025,000
1,300,000		Southern Graphics Systems, Inc., Sr. Sub. Note, (Series WI), 12.00%, 12/15/2013	1,368,250
432,051	[1,2]	Univision Television Group, Inc., Sr. Note, PIK, 9.75%, 3/15/2015	394,247
125,000	[1,2]	Univision Television Group, Inc., Sr. Secd. Note, 12.00%, 7/1/2014	138,750
900,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	1,026,000
100,000	[1,2]	XM Satellite Radio, Inc., Sr. Secd. Note, 11.25%, 6/15/2013	110,250
		TOTAL	29,202,086
		Metals & Mining – 0.1%
100,000	[3,4]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	670
75,000	[3,4]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	563
375,000		Teck Resources Ltd., Sr. Secd. Note, (Series 144A), 10.25%, 5/15/2016	453,750
		TOTAL	454,983
		Packaging & Containers – 2.1%
325,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	331,500
200,000	[1,2]	Berry Plastics Corp., Sr. Secd. 2nd Priority Note, (Series 144A), 9.50%, 5/15/2018	199,250
1,700,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	1,678,750
1,175,000		Crown Americas, LLC, Sr. Note, 7.75%, 11/15/2015	1,224,937
400,000	[1,2]	Crown Americas, LLC, Sr. Unsecd. Note, 7.625%, 5/15/2017	418,500
725,000	[1,2]	Graham Packaging Co., Sr. Note, (Series 144A), 8.25%, 1/1/2017	736,781
575,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	608,063
1,275,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	1,300,500
650,000	[1,2]	Reynolds Group, Sr. Note, (Series 144A), 8.50%, 5/15/2018	658,125
1,550,000	[1,2]	Reynolds Group, Sr. Secd. Note, (Series 144A), 7.75%, 10/15/2016	1,612,000
		TOTAL	8,768,406
		Paper – 1.5%
1,500,000	[1,2]	Boise Cascade Corp., Sr. Note, (Series 144A), 9.00%, 11/1/2017	1,616,250
300,000	[1,2]	Cascades, Inc., Sr. Note, 7.875%, 1/15/2020	304,500
200,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	223,250
1,000,000	[1,2]	Georgia-Pacific Corp., Company Guarantee, 8.25%, 5/1/2016	1,100,000
450,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	486,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$850,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	877,625
350,000		NewPage Corp., Sr. Secd. Note, 11.375%, 12/31/2014	361,375
275,000		Rock-Tenn Co., 9.25%, 3/15/2016	303,531
350,000	[1,2]	Rock-Tenn Co., Sr. Note, (Series 144A), 9.25%, 3/15/2016	386,313
500,000	[1,2]	Sappi Paper Holding AG, Sr. Secd. Note, 12.00%, 8/1/2014	570,961
		TOTAL	6,229,805
		Restaurants – 0.8%
625,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	657,812
1,500,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	1,526,250
1,225,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 2.757%, 3/15/2014	1,100,969
		TOTAL	3,285,031
		Retailers – 3.6%
1,375,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	1,622,500
1,475,000	[1,2]	Express, LLC, Sr. Note, 8.75%, 3/1/2018	1,526,625
1,025,000		General Nutrition Center, Company Guarantee, 5.75%, 3/15/2014	981,437
400,000		General Nutrition Center, Sr. Sub. Note, 10.75%, 3/15/2015	409,500
300,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	315,750
75,000		Limited Brands, Inc., Company Guarantee, 7.00%, 5/1/2020	76,875
725,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	808,375
100,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 1/15/2032	95,250
125,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	120,938
250,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 4/1/2029	238,750
200,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	192,000
175,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	163,188
800,000		Nebraska Book Co., Inc., Sr. Secd. Note, 10.00%, 12/1/2011	832,000
925,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	892,625
1,775,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	1,956,937
250,000	[1,2]	Susser Holdings Corp., Sr. Note, (Series 144A), 8.50%, 5/15/2016	252,500
800,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	834,000
1,075,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	1,128,750
1,350,000	[1,2]	Toys 'R' Us, Inc., Sr. Unsecd. Note, (Series 144A), 10.75%, 7/15/2017	1,539,000
1,475,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	1,452,875
		TOTAL	15,439,875
		Services – 2.2%
925,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	957,375
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,250,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, (Series 144A), 9.75%, 3/15/2017	1,301,563
25,000		KAR Holdings, Inc., Company Guarantee, 10.00%, 5/1/2015	26,625
1,575,000		KAR Holdings, Inc., Company Guarantee, 8.75%, 5/1/2014	1,624,219
1,775,000	[1,2]	SITEL Corp., Sr. Unsecd. Note, (Series 144A), 11.50%, 4/1/2018	1,810,500
2,125,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	2,289,687
1,300,000		West Corp., Sr. Note, 9.50%, 10/15/2014	1,352,000
		TOTAL	9,361,969
		Technology – 4.5%
825,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	798,187
1,000,000	[1,2]	Advanced Micro Devices, Inc., Sr. Unsecd. Note, (Series 144A), 8.125%, 12/15/2017	1,035,000
1,225,000	[1,2]	Aspect Software, Inc., Sr. Note, (Series 144A), 10.625%, 5/15/2017	1,225,000
1,250,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	1,331,250
300,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	276,000
357,886		Freescale Semiconductor, Inc., Company Guarantee, PIK, 9.125%, 12/15/2014	358,781
375,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	371,250
1,000,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, (Series 144A), 9.25%, 4/15/2018	1,045,000
1,400,000	[1,2]	GXS WORLDWIDE INC., Sr. Secd. Note, (Series 144A), 9.75%, 6/15/2015	1,379,000
375,000	[1,2]	JDA Software Group, Inc., Sr. Note, 8.00%, 12/15/2014	394,688
750,000	[1,2]	Kemet Corp., Sr. Note, (Series 144A), 10.50%, 5/1/2018	750,000
825,000	[1,2]	MagnaChip Semiconductor S.A., Sr. Note, (Series 144A), 10.50%, 4/15/2018	874,500
1,050,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	1,018,500
550,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	586,437
300,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	306,000
425,000	[1,2]	Seagate Technology HDD Holdings, Sr. Unsecd. Note, (Series 144A), 6.875%, 5/1/2020	428,187
49,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 5.790%, 4/1/2012	46,428
1,300,000	[1,2]	Stream Global Services, Inc., Sr. Secd. Note, (Series 144A), 11.25%, 10/1/2014	1,358,500
1,900,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	2,104,250
125,000		SunGard Data Systems, Inc., Sr. Note, (Series WI), 9.125%, 8/15/2013	128,906
925,000		SunGard Data Systems, Inc., Sr. Sub. Note, (Series WI), 10.25%, 8/15/2015	979,344
1,175,000	[1,2]	Terremark Worldwide, Inc., Sr. Unsecd. Note, 12.25%, 6/15/2017	1,357,125
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$175,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	196,438
725,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, (Series 144A), 12.00%, 1/15/2015	799,312
		TOTAL	19,148,083
		Textile – 0.0%
100,000		Phillips Van Heusen Corp., Sr. Note, 7.375%, 5/15/2020	103,000
		Transportation – 0.9%
875,000	[1,2]	Avis Budget Group, Inc., Sr. Note, (Series 144A), 9.625%, 3/15/2018	949,375
600,000	[1,2]	CEVA Group PLC, Sr. Secd. Note, (Series 144A), 11.625%, 10/1/2016	654,750
775,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	804,062
550,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	592,625
275,000		Kansas City Southern Railway Company, 13.00%, 12/15/2013	330,000
175,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	185,938
250,000		Teekay Shipping Corp., Sr. Note, 8.50%, 1/15/2020	265,000
		TOTAL	3,781,750
		Utility — Electric – 0.9%
350,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	281,750
375,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	293,437
425,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	311,844
50,000		Energy Future Holdings Corp., Company Guarantee, (Series WI), 10.875%, 11/1/2017	39,625
423,326	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	409,274
200,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	203,250
150,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	148,125
1,175,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	1,166,187
300,000		Sierra Pacific Resources, Sr. Note, (Series WI), 6.75%, 8/15/2017	308,877
850,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, (Series WI), 10.25%, 11/1/2015	641,750
75,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, (Series WI-B), 10.25%, 11/1/2015	56,625
		TOTAL	3,860,744
		Utility — Natural Gas – 2.4%
300,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	308,250
350,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	358,750
1,775,000	[1,2]	Crosstex Energy, Inc., Sr. Note, (Series 144A), 8.875%, 2/15/2018	1,854,875
1,225,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	1,169,875
150,000		Inergy LP, Company Guarantee, 8.25%, 3/1/2016	156,750
725,000		Inergy LP, Company Guarantee, 8.75%, 3/1/2015	766,688
450,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	452,250
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,100,000		MarkWest Energy Partners LP, Company Guarantee, (Series 144A), 6.875%, 11/1/2014	1,083,500
625,000		MarkWest Energy Partners LP, Sr. Note, (Series B), 8.75%, 4/15/2018	650,781
1,650,000	[1,2]	Niska Gas Storage US, LLC, Sr. Unsecd. Note, (Series 144A), 8.875%, 3/15/2018	1,732,500
506,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	524,975
300,000	[1,2]	Regency Energy Partners LP, Sr. Unsecd. Note, 9.375%, 6/1/2016	323,250
200,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	204,000
600,000		Suburban Propane Partners LP, Sr. Note, 7.375%, 3/15/2020	615,000
		TOTAL	10,201,444
		Wireless Communications – 3.1%
125,000		Crown Castle International Corp., 9.00%, 1/15/2015	134,844
375,000	[1,2]	Digicel Ltd., Sr. Note, (Series 144A), 8.25%, 9/1/2017	385,313
650,000	[1,2]	Digicel Ltd., Sr. Note, 10.50%, 4/15/2018	697,125
1,225,000	[1,2]	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	1,408,750
875,000	[1,2]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	879,375
200,754	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	203,764
1,525,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	1,589,812
350,000		MetroPCS Wireless, Inc., Sr. Unsecd. Note, 9.25%, 11/1/2014	364,875
2,325,000		Nextel Communications, Inc., Sr. Note, (Series D), 7.375%, 8/1/2015	2,275,594
550,000	[1,2]	SBA Communications, Corp., Company Guarantee, 8.00%, 8/15/2016	583,000
175,000	[1,2]	SBA Communications, Corp., Company Guarantee, 8.25%, 8/15/2019	188,563
3,050,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	2,901,312
500,000		Sprint Nextel Corp., Sr. Unsecd. Note, 8.375%, 8/15/2017	519,375
600,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	556,500
475,000	[1,2]	Wind Acquisition Finance SA, Sr. Note, 11.75%, 7/15/2017	530,812
		TOTAL	13,219,014
		Wireline Communications – 0.2%
525,000	[1,2]	Sorenson Communications, Inc., Sr. Secd. Note, (Series 144A), 10.50%, 2/1/2015	514,500
175,000	[1,2]	TW Telecom, Inc., Sr. Note, (Series 144A), 8.00%, 3/1/2018	182,000
		TOTAL	696,500
		TOTAL CORPORATE BONDS (IDENTIFIED COST $269,153,761)	292,386,053
		COMMON STOCKS – 0.1%
		Media — Non-Cable – 0.1%
7,626	[3]	Dex One Corp.	231,144
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Principal Amount or Shares			Value
107	[3]	SuperMedia, Inc.	4,804
		TOTAL COMMON STOCKS (IDENTIFIED COST $742,211)	235,948
		PREFERRED STOCK – 0.1%
		Finance — Commercial – 0.1%
319	[1,2]	General Motors Acceptance Corp., Inc., Pfd., (Series 144A), 7.00% (IDENTIFIED COST $91,185)	270,941
		MUTUAL FUNDS – 30.6%;6
20,054,826		High Yield Bond Portfolio	129,754,726
485,044	[7]	Prime Value Obligations Fund, Institutional Shares, 0.18%	485,044
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $104,935,279)	130,239,770
		TOTAL INVESTMENTS — 99.5% (IDENTIFIED COST $374,922,436)[8]	423,132,712
		OTHER ASSETS AND LIABILITIES - NET — 0.5%[9]	2,030,888
		TOTAL NET ASSETS — 100%	$425,163,600
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2010, these restricted securities amounted to $120,227,132, which represented 28.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2010, these liquid restricted securities amounted to $119,942,132, which represented 28.2% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated companies.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $372,761,166.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

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The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$292,386,053	$ —	$292,386,053
Equity Securities:
Common Stock
Domestic	235,948	—	—	235,948
Preferred Stock
Domestic	—	270,941	—	270,941
Mutual Funds	130,239,770	—	—	130,239,770
TOTAL SECURITIES	$130,475,718	$292,656,994	$ —	$423,132,712

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Corporate Bonds
Balance as of November 1, 2009	$637,070
Change in unrealized appreciation (depreciation)	(80,985)
Net Purchases (Sales)	(637,290)
Realized gain (loss)	71,471
Transfer in and/or out of Level	9,734
Balance as of April 30, 2010	$ —
The total change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2010	$(9,734)

The following acronym is used throughout this portfolio:

PIK	— Payment in Kind

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2010 (unaudited)

Assets:
Total investments in securities, at value including $130,239,770 of investments in affiliated issuers (Note 5) (identified cost $374,922,436)		$423,132,712
Income receivable		8,029,929
Receivable for investments sold		388,068
Receivable for shares sold		1,171,971
TOTAL ASSETS		432,722,680
Liabilities:
Payable for investments purchased	$5,490,625
Payable for shares redeemed	601,209
Income distribution payable	1,438,949
Accrued expenses	28,297
TOTAL LIABILITIES		7,559,080
Net assets for 43,326,030 shares outstanding		$425,163,600
Net Assets Consist of:
Paid-in capital		$372,584,759
Net unrealized appreciation of investments		48,210,276
Accumulated net realized gain on investments		3,317,427
Undistributed net investment income		1,051,138
TOTAL NET ASSETS		$425,163,600
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$425,163,600 ÷ 43,326,030 shares outstanding, no par value, unlimited shares authorized		$9.81
Offering price per share		$9.81
Redemption proceeds per share (98.00/100 of $9.81)		$9.61

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

Investment Income:
Interest			$11,725,123
Dividends (including $6,050,812 received from affiliated issuers (Note 5))			6,070,195
TOTAL INCOME			17,795,318
Expenses:
Investment adviser fee (Note 5)		$738,614
Administrative personnel and services fee (Note 5)		143,749
Custodian fees		9,971
Transfer and dividend disbursing agent fees and expenses		50,071
Directors'/Trustees' fees		1,917
Auditing fees		13,697
Legal fees		3,361
Portfolio accounting fees		59,279
Share registration costs		18,561
Printing and postage		14,436
Insurance premiums		2,317
Miscellaneous		1,406
TOTAL EXPENSES		1,057,379
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(140,318)
Waiver of administrative personnel and services fee	(3,228)
TOTAL WAIVERS AND REIMBURSEMENT		(143,546)
Net expenses			913,833
Net investment income			16,881,485
Realized and Unrealized Gain on Investments:
Net realized gain on investments (including realized loss of $(412,511) on sale of investments in an affiliated issuer) (Note 5)			2,009,325
Net change in unrealized appreciation of investments			17,301,277
Net realized and unrealized gain on investments			19,310,602
Change in net assets resulting from operations			$36,192,087

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2010	Year Ended 10/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,881,485	$18,070,205
Net realized gain on investments	2,009,325	1,577,621
Net change in unrealized appreciation/depreciation of investments	17,301,277	51,275,927
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	36,192,087	70,923,753
Distributions to Shareholders:
Distributions from net investment income	(15,818,407)	(16,773,283)
Distributions from net realized gain on investments	(816,188)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,634,595)	(16,773,283)
Share Transactions:
Proceeds from sale of shares	172,335,918	242,596,212
Net asset value of shares issued to shareholders in payment of distributions declared	9,035,267	8,895,464
Cost of shares redeemed	(71,873,207)	(69,815,106)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	109,497,978	181,676,570
Redemption Fees	23,227	132,973
Change in net assets	129,078,697	235,960,013
Net Assets:
Beginning of period	296,084,903	60,124,890
End of period (including undistributed (distributions in excess of) net investment income of $1,051,138 and $(11,940), respectively)	$425,163,600	$296,084,903

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

April 30, 2010 (unaudited)

1. ORGANIZATION

Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Institutional High Yield Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Shares. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for Semi-Annual Shareholder Report the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2010, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, Semi-Annual Shareholder Report either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at April 30, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	4/19/2006-5/1/2008	$235,820	$285,000
Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	3/23/2006-1/2/2008	$140,362	$ —

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2010	Year Ended 10/31/2009
Shares sold	18,028,814	30,737,702
Shares issued to shareholders in payment of distributions declared	942,905	1,074,328
Shares redeemed	(7,420,916)	(8,281,716)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	11,550,803	23,530,314

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Institutional Shares, who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended April 30, 2010, the redemption fees amounted to $23,227. For the year ended October 31, 2009, the redemption fees amounted to $132,973.

4. FEDERAL TAX INFORMATION

At April 30, 2010, the cost of investments for federal tax purposes was $372,761,166. The net unrealized appreciation of investments for federal tax purposes was $50,371,546. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $52,177,606 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,806,060.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the Adviser voluntarily waived $137,323 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,228 of its fee.

Interfund Transactions

During the six months ended April 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $490,141 and $0, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.49% (the “Fee Limit”) through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2010, the Adviser reimbursed $2,995. Transactions with the affiliated companies during the six months ended April 30, 2010, were as follows:

Affiliates	Balance of Shares Held 10/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2010	Value	Dividend Income
High Yield Bond Portfolio	18,983,476	5,291,563	4,220,213	20,054,826	$129,754,726	$6,046,495
Prime Value Obligations Fund, Institutional Shares	3,635,917	112,192,855	115,343,728	485,044	485,044	4,317
TOTAL OF AFFILIATED TRANSACTIONS	22,619,393	117,484,418	119,563,941	20,539,870	$130,239,770	$6,050,812

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust, (“Core Trust”) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower-rated fixed-income securities. Federated receives no advisory or administrative fees from the Funds within Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended April 30, 2010, were as follows:

Purchases	$175,386,391
Sales	$66,406,084

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the Fund did not utilize the LOC.

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8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2010, there were no outstanding loans. During the six months ended April 30, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2009

Federated Institutional High Yield Bond Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Semi-Annual Shareholder Report

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Semi-Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Institutional High Yield Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420B300

28539 (6/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Institutional Trust

By	/S/ Richard A. Novak
Richard. A. Novak
Principal Financial Officer
Date	June 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	June 22, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	June 22, 2010